Earnings per Share (Tables)	12 Months Ended
Jun. 30, 2012
Basic and Diluted Weighted Average Share Amounts

The following table sets forth the basic and diluted weighted average share amounts:

	Year ended June 30, 2012	Year ended June 30, 2011
Weighted-average shares outstanding-basic	66,139,402	57,756,889
Potential dilutive effect of shares to be issued to settle the debentures	17,994,859	15,849,683

Weighted-average shares outstanding-diluted	84,134,261	73,606,572

Computations for Basic and Diluted Loss Per Common Share

The computations for basic and diluted loss per common share are as follows:

	Year ended June 30, 2012	Year ended June 30, 2011
Net income -basic	$2,254	$1,519
Add back: Interest expense on debentures (net of tax)	5,411	4,176

Net income used for diluted earnings per share	7,665	5,695

Basic income per share	$0.03	$0.03

Diluted income per share	$0.03	$0.03